Pacer US Cash Cows 100 ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.2%
Advertising - 2.4%
Interpublic Group of Cos., Inc.	105,629	$2,397,778
Omnicom Group, Inc. (a)	42,090	3,169,798
		5,567,576
Aerospace/Defense - 0.5%
Spirit AeroSystems Holdings, Inc.	17,822	1,164,133
Airlines - 4.7%
Alaska Air Group, Inc.	20,581	1,329,327
Delta Air Lines, Inc.	84,425	4,705,849
Southwest Airlines Co.	84,951	4,670,606
		10,705,782
Apparel - 0.5%
Hanesbrands, Inc. (a)	92,059	1,266,732
Auto Parts & Equipment - 2.2%
Allison Transmission Holdings, Inc.	32,892	1,453,826
BorgWarner, Inc.	44,224	1,516,441
LEAR Corp. (a)	16,555	2,039,245
		5,009,512
Biotechnology - 6.1%
Amgen, Inc.	20,329	4,392,080
Biogen, Inc. (b)	15,828	4,255,358
Exelixis, Inc. (b)	57,324	985,973
Gilead Sciences, Inc.	70,842	4,477,214
		14,110,625
Chemicals - 3.2%
Celanese Corp.	20,031	2,073,209
CF Industries Holdings, Inc.	47,951	1,931,466
Eastman Chemical Co.	30,872	2,200,247
Huntsman Corp.	57,670	1,185,695
		7,390,617
Commercial Services - 1.7%
Grand Canyon Education, Inc. (b)	6,711	525,337
H&R Block, Inc. (a)	42,707	990,802
ManpowerGroup, Inc.	13,951	1,276,377
Robert Half International, Inc. (a)	18,051	1,050,027
		3,842,543
Computers - 7.2%
CACI International, Inc. (b)	4,803	1,284,515
DXC Technology Co.	105,157	3,352,405
HP, Inc.	231,810	4,942,189
International Business Machines Corp.	35,673	5,127,280
NetApp, Inc. (a)	34,117	1,821,848
		16,528,237
Distribution/Wholesale - 0.9%
HD Supply Holdings, Inc. (b)	30,117	1,226,967
KAR Auction Services, Inc. (a)	40,267	846,412
		2,073,379
Diversified Financial Services - 1.9%
Alliance Data Systems Corp.	42,488	4,367,342
Electric - 2.2%
NRG Energy, Inc.	53,398	1,969,852
Vistra Energy Corp.	138,291	3,114,314
		5,084,166
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	7,065	832,752
Electronics - 1.8%
ADT, Inc. (a)	282,128	1,749,194
AVNET, Inc.	36,406	1,328,455
Gentex Corp.	34,169	1,017,211
		4,094,860
Engineering & Construction - 0.7%
AECOM (b)	34,367	1,657,520
Entertainment - 0.4%
Lions Gate Entertainment Corp. - Class A (a)(b)	85,868	852,669
Food - 0.2%
Sprouts Farmers Market, Inc. (b)	27,979	437,312
Forest Products & Paper - 2.0%
DOMTAR Corp.	14,196	494,305
International Paper Co.	100,553	4,094,518
		4,588,823
Hand/Machine Tools - 0.3%
REGAL BELOIT Corp.	7,461	585,390
Healthcare-Services - 0.3%
MEDNAX, Inc. (b)	25,675	592,322
Home Builders - 2.1%
PulteGroup, Inc.	51,379	2,294,072
Thor Industries, Inc. (a)	11,930	960,604
Toll Brothers, Inc. (a)	33,036	1,465,477
		4,720,153
Information - 1.3%
NortonLifeLock, Inc.	104,384	2,966,593
Internet - 3.9%
eBay, Inc.	135,876	4,559,998
Expedia Group, Inc. - Class A	23,333	2,530,464
F5 Networks, Inc. (b)	9,990	1,219,979
TripAdvisor, Inc. - Class A (a)	23,508	642,239
		8,952,680
Iron/Steel - 2.9%
Nucor Corp.	47,183	2,240,721
Reliance Steel & Aluminum Co.	19,852	2,279,009
Steel Dynamics, Inc.	68,382	2,043,254
		6,562,984
Machinery-Diversified - 2.4%
Cummins, Inc.	26,344	4,214,250
GrafTech International Ltd. (a)	129,625	1,390,876
		5,605,126
Media - 4.4%
AMC Networks, Inc. - Class A (a)(b)	24,463	895,101
Discovery, Inc. - Class A (a)(b)	148,318	4,339,785
FOX Corp. - Class B	134,162	4,974,727
		10,209,613
Metal Fabricate/Hardware - 0.5%
The Timken Co.	14,378	755,277
Valmont Industries, Inc.	3,454	490,675
		1,245,952
Mining - 0.4%
Alcoa Corp. (b)	58,796	820,204
Miscellaneous Manufacturing - 0.6%
Carlisle Cos., Inc.	8,698	1,358,889
Office/Business Equipment - 1.1%
Xerox Holdings Corp.	70,534	2,508,894
Oil & Gas - 6.5%
Cabot Oil & Gas Corp. (a)	84,218	1,186,632
Chevron Corp.	40,268	4,314,313
ConocoPhillips	76,685	4,557,390
EQT Corp. (a)	185,957	1,125,040
Helmerich & Payne, Inc.	20,904	847,657
HollyFrontier Corp.	64,645	2,903,853
		14,934,885
Packaging & Containers - 0.6%
Packaging Corp. of America (a)	15,265	1,461,624
Pharmaceuticals - 9.0%
AbbVie, Inc.	54,634	4,426,447
Allergan PLC	25,500	4,759,320
AmerisourceBergen Corp.	49,319	4,219,734
Jazz Pharmaceuticals PLC (b)	10,535	1,510,192
McKesson Corp.	33,402	4,763,459
Premier, Inc. - Class A (a)(b)	25,296	879,542
		20,558,694
Retail - 2.6%
Foot Locker, Inc. (a)	28,405	1,078,538
Kohl's Corp. (a)	47,925	2,048,794
MSC Industrial Direct Co., Inc. - Class A (a)	8,193	557,697
Qurate Retail Group, Inc. QVC Group - Class A (a)(b)	205,372	1,751,823
Urban Outfitters, Inc. (a)(b)	17,505	448,128
		5,884,980
Semiconductors - 6.7%
Lam Research Corp.	17,613	5,252,373
Micron Technology, Inc. (b)	99,147	5,263,714
QUALCOMM, Inc.	56,535	4,823,001
		15,339,088
Software - 4.8%
Cerence, Inc. (a)(b)	16,218	346,254
Electronic Arts, Inc. (b)	33,581	3,624,062
Oracle Corp.	86,671	4,545,894
Take-Two Interactive Software, Inc. (b)	19,549	2,436,587
		10,952,797
Telecommunications - 8.0%
Arista Networks, Inc. (a)(b)	10,264	2,292,362
AT&T, Inc. (a)	124,400	4,679,928
CenturyLink, Inc. (a)	335,596	4,584,241
Cisco Systems, Inc.	108,398	4,983,056
Juniper Networks, Inc.	46,923	1,076,413
LogMeIn, Inc. (a)	8,176	702,891
		18,318,891
Toys/Games/Hobbies - 0.8%
Hasbro, Inc.	18,839	1,919,129
Transportation - 1.0%
CH Robinson Worldwide, Inc. (a)	23,157	1,672,399
Landstar System, Inc. (a)	6,552	725,634
		2,398,033
TOTAL COMMON STOCKS (Cost $233,597,564)		227,471,501

EXCHANGE TRADED FUNDS - 0.2%
SPDR S&P 500 ETF Trust	1,529	491,925
TOTAL EXCHANGE TRADED FUNDS (Cost $480,243)		491,925

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Apple Hospitality REIT, Inc.	42,836	643,397
Equity Commonwealth	5,448	178,640
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $888,095)		822,037

SHORT-TERM INVESTMENTS - 0.7%
Money Market Deposit Accounts - 0.7%
U.S. Bank Money Market Deposit Account, 1.50% (c)	1,672,514	1,672,514
TOTAL SHORT-TERM INVESTMENTS (Cost $1,672,514)		1,672,514

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (c)	46,116,546	46,116,546
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $46,116,546)		46,116,546

Total Investments (Cost $282,754,962) - 120.6%		276,574,523
Liabilities in Excess of Other Assets - (20.6)%		(47,241,150)
TOTAL NET ASSETS - 100.0%		$229,333,373

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of January 31, 2020. The total value of securites on loan is $44,065,148 or 19.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of January 31, 2020.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 227,471,501	$ -	$ -	$ -	$ 227,471,501
Exchange Traded Funds	491,925	-	-	-	491,925
Real Estate Investment Trusts	822,037	-	-	-	822,037
Short-Term Investments	1,672,514	-	-	-	$ 1,672,514
Investments Purchased with Proceeds from Securities Lending	-	-	-	46,116,546	46,116,546
Total Investments in Securities	$ 230,457,977	$ -	$ -	$ 46,116,546	$ 276,574,523
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2020, the Fund did not recognize any transfers to or from Level 3.